Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Summary of cash and cash equivalents balance

	As of December 31,
	2021	2022
	RMB	RMB
Short‑term bank deposits with initial terms within three months	1,687,344	52,767
Cash at bank	3,521,623	1,215,745
Cash and cash equivalents	5,208,967	1,268,512